NOTE 7 - CONVERTIBLE DEBT: Schedule of Debt (Details) - USD ($)	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Original Principal Amount	$ 369,000
Due to Related Parties			$ 275,370	$ 0
Notes payable	401,630		$ 275,370	$ 0
Convertible Debt
Original Principal Amount	757,888
Due to Related Parties	595,638	$ 317,285
Notes payable	$ 595,638	317,285
Convertible Promissory Note 1 | Convertible Debt
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Original Principal Amount	$ 15,000
Due to Related Parties	$ 6,750	6,750
Convertible Promissory Note 2 | Convertible Debt
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Original Principal Amount	$ 154,000
Due to Related Parties	$ 0	110,535
Convertible Promissory Note 3 | Convertible Debt
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Original Principal Amount	$ 200,000
Due to Related Parties	$ 200,000	200,000
Convertible Promissory Note 4 | Convertible Debt
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Original Principal Amount	$ 388,888
Due to Related Parties	$ 388,888	$ 0